MARKETABLE SECURITIES:	6 Months Ended
Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3  - MARKETABLE SECURITIES:

The following table sets forth the Company’s marketable securities for the indicated periods:

	December	June 30,
	31, 2020	2021
Level 2 securities:
U.S government and agency bonds	$4,192	$2,716
Canada government bonds	-	-
Other foreign government bonds	2,006	-
Corporate bonds*	15,454	4,114
Total	$21,652	$6,830

* Investments in Corporate bonds rated A or higher.

The Company’s debt securities are classified within Level 2 because it uses quoted market prices or alternative pricing sources and models utilizing market observable inputs to determine their fair value.

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the indicated periods:

	Marketable securities
	For the year ended December 31, 2020	For the Six Months ended June 30, 2021

Balance at beginning of the period	$40,966	$21,652
Additions	32,322	4,065
Sale or maturity	(51,498)	(18,946)
Changes in fair value during the period	(138)	59
Balance at end of the period	$21,652	$6,830

As of June 30, 2021, the Company’s debt securities had the following maturity dates:

Market value
June 30, 2021
Due within one year	6,830

The carrying amount of the cash and cash equivalents, bank deposits, restricted cash, restricted long term deposits, accrued expenses and other liabilities approximates their fair value.